Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Balance at the beginning period	$ 8,507	$ 9,183
Impairment (reversal)/charge			$ 343
Balance at the end period	9,402	8,507	9,183
Cost
Property, plant and equipment
Balance at the beginning period	15,649	17,008	16,067
Additions through business combinations	12		1,135
Capital expenditure	1,454	1,066	1,152
Transferred to Assets held for sale		(727)
Disposals and other movements	(272)	(543)	(761)
Exchange adjustments	375	(1,155)	(585)
Balance at the end period	17,218	15,649	17,008
Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(7,142)	(7,825)	(7,816)
Depreciation charge for the year	733	852	724
Impairment (reversal)/charge	8		343
Transferred to Assets held for sale		577
Disposals and other movements	233	387	725
Exchange adjustments	(166)	571	333
Balance at the end period	(7,816)	(7,142)	(7,825)
Land and buildings
Property, plant and equipment
Balance at the beginning period	2,951	3,500
Balance at the end period	3,704	2,951	3,500
Land and buildings | Cost
Property, plant and equipment
Balance at the beginning period	5,440	6,377	5,851
Additions through business combinations	2		542
Capital expenditure	9	5	9
Transfer of assets into use	959	226	236
Transferred to Assets held for sale		(434)
Disposals and other movements	(6)	(425)	(92)
Exchange adjustments	65	(309)	(169)
Balance at the end period	6,469	5,440	6,377
Land and buildings | Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(2,489)	(2,877)	(2,826)
Depreciation charge for the year	241	286	231
Impairment (reversal)/charge	4	20	(1)
Transferred to Assets held for sale		300
Disposals and other movements	13	227	74
Exchange adjustments	(44)	167	105
Balance at the end period	(2,765)	(2,489)	(2,877)
Freeholds
Property, plant and equipment
Balance at the beginning period	2,555	2,985
Balance at the end period	2,976	2,555	2,985
Leaseholds
Property, plant and equipment
Balance at the beginning period	396	515
Balance at the end period	728	396	515
Plant and equipment
Property, plant and equipment
Balance at the beginning period	2,903	2,955
Balance at the end period	3,653	2,903	2,955
Plant and equipment | Cost
Property, plant and equipment
Balance at the beginning period	7,556	7,903	7,738
Additions through business combinations	10		339
Capital expenditure	43	19	31
Transfer of assets into use	1,158	683	611
Transferred to Assets held for sale		(293)
Disposals and other movements	(255)	(146)	(469)
Exchange adjustments	192	(610)	(347)
Balance at the end period	8,704	7,556	7,903
Plant and equipment | Depreciation and impairment
Property, plant and equipment
Balance at the beginning period	(4,653)	(4,948)	(4,990)
Depreciation charge for the year	492	566	493
Impairment (reversal)/charge	4	8	121
Transferred to Assets held for sale		277
Disposals and other movements	220	188	428
Exchange adjustments	(122)	404	228
Balance at the end period	(5,051)	(4,653)	(4,948)
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,653	2,728
Balance at the end period	2,045	2,653	2,728
Assets in course of construction | Cost
Property, plant and equipment
Balance at the beginning period	2,653	2,728	2,478
Additions through business combinations			254
Capital expenditure	1,402	1,042	1,112
Transfer of assets into use	(2,117)	(909)	(847)
Disposals and other movements	(11)	28	(200)
Exchange adjustments	118	(236)	(69)
Balance at the end period	$ 2,045	2,653	2,728
Assets in course of construction | Depreciation and impairment
Property, plant and equipment
Impairment (reversal)/charge		(28)	223
Disposals and other movements		(28)	223
Property, plant and equipment impaired due to rationalisation of manufacturing capacity and footprint
Property, plant and equipment
Balance at the beginning period		$ 0
Balance at the end period			$ 0